Financial instruments - financial and other risks - Categories of financial instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Financial liabilities at amortised cost, category | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	$ 27,604	$ 32,213
Financial liabilities at amortised cost, category | Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	42,401	73,591
Financial liabilities at amortised cost, category | Secured bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	642,290	718,514
Financial liabilities at amortised cost, category | Sale and leaseback liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	70,815	73,283
Financial liabilities at amortised cost, category | Unsecured Senior Notes Due 2025
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	0	70,571
Financial liabilities at amortised cost, category | Unsecured Senior Notes Due 2030
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	200,000	0
Level 1 of fair value hierarchy | Financial liabilities at amortised cost, category | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	27,604	32,213
Level 1 of fair value hierarchy | Financial liabilities at amortised cost, category | Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	42,401	73,591
Level 1 of fair value hierarchy | Financial liabilities at amortised cost, category | Unsecured Senior Notes Due 2025
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	70,938
Level 2 of fair value hierarchy | Financial liabilities at amortised cost, category | Secured bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	642,290	718,514
Level 2 of fair value hierarchy | Financial liabilities at amortised cost, category | Sale and leaseback liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	70,815	73,283
Level 2 of fair value hierarchy | Financial liabilities at amortised cost, category | Unsecured Senior Notes Due 2030
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	200,500	0
Loans and receivables | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	471,062	332,580
Loans and receivables | Cash and cash equivalents | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	471,062	332,580
Loans and receivables | Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	167,328	150,183
Loans and receivables | Accounts receivable | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	167,328	150,183
Loans and receivables | Working capital contributions to Scorpio Pools | Working capital contributions to Scorpio Pools
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	45,794	45,761
Loans and receivables | Working capital contributions to Scorpio Pools | Level 1 of fair value hierarchy | Working capital contributions to Scorpio Pools
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	45,794	45,761
Financial assets at fair value through profit or loss, category [member] | Financial assets at fair value, class [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	95,479	74,157
Financial assets at fair value through profit or loss, category [member] | Financial assets at fair value, class [member] | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 95,479	$ 74,157